Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000122820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000122820 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000122820 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000122820 [Member] | U S Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122820 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[1]
C000122820 [Member] | Long Commodities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	100.00%	[2]
C000168150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000168150 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000168150 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000168150 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[3]
C000168150 [Member] | Long Commodities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	69.10%	[4]
C000168150 [Member] | Short Commodities [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(30.90%)	[4]

[1]	Includes variation margin on futures contracts.
[2]	Futures exposure is calculated on the notional value as a percentage of total notional exposure.
[3]	Includes variation margin on futures contracts.
[4]	Futures exposure is calculated on the notional value as a percentage of total notional exposure.